Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000130396
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Disciplined Equity Fund
Class Name	Institutional Class
Trading Symbol	AWEIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Disciplined Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Disciplined Equity Fund, Institutional Class Shares	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 1,477,522,234
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 5,154,478
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,477,522,234	67	$5,154,478	9%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	1.2%
Utilities	1.7%
Real Estate	2.1%
Consumer Staples	2.2%
Materials	2.7%
Energy	3.3%
Industrials	8.6%
Health Care	10.1%
Consumer Discretionary	11.0%
Financials	12.5%
Communication Services	12.7%
Information Technology	32.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.1%
Alphabet, Cl A	6.9%
Microsoft	6.2%
Amazon.com	6.0%
Apple	6.0%
Broadcom	2.8%
Visa, Cl A	2.8%
Meta Platforms, Cl A	2.7%
JPMorgan Chase	1.9%
Exxon Mobil	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000130893
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Mid Cap Equity Fund
Class Name	Institutional Class
Trading Symbol	AWMIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Mid Cap Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Mid Cap Equity Fund, Institutional Class Shares	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 669,318,861
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 2,699,698
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$669,318,861	73	$2,699,698	6%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	0.3%
Communication Services	1.6%
Short-Term Investment	1.7%
Utilities	1.9%
Consumer Staples	3.5%
Energy	3.9%
Financials	8.1%
Health Care	11.9%
Consumer Discretionary	19.1%
Information Technology	20.2%
Industrials	27.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Howmet Aerospace	4.9%
Vertiv Holdings, Cl A	4.0%
Ross Stores	3.5%
Monolithic Power Systems	3.2%
Ameriprise Financial	2.8%
Marriott International, Cl A	2.8%
Cheniere Energy	2.6%
Royal Caribbean Cruises	2.5%
Cencora	2.5%
Datadog, Cl A	2.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000130895
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Income Opportunities Fund
Class Name	Institutional Class
Trading Symbol	AWIIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Income Opportunities Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Income Opportunities Fund, Institutional Class Shares	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 525,894,271
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 1,721,882
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$525,894,271	95	$1,721,882	11%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Written Options	-0.1%
Preferred Stock	0.4%
Short-Term Investment	2.2%
Exchange-Traded Fund	2.2%
Consumer Staples	2.2%
Real Estate	2.3%
Materials	2.9%
Utilities	3.0%
Communication Services	3.7%
Energy	5.6%
Health Care	6.3%
Mortgage-Backed Securities	6.9%
Consumer Discretionary	7.5%
Industrials	8.7%
U.S. Treasury Obligations	13.3%
Financials	14.2%
Information Technology	18.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	4.4%
Apple	4.2%
Broadcom	3.9%
U.S. Treasury Bonds, 4.13%, 8/15/2053	3.5%
U.S. Treasury Bonds, 3.88%, 5/15/2043	3.1%
U.S. Treasury Notes, 4.00%, 7/31/2029	3.0%
U.S. Treasury Bonds, 4.38%, 5/15/2041	2.7%
Visa, Cl A	2.5%
NVIDIA	2.2%
Invesco Senior Loan ETF	2.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000195841
Shareholder Report [Line Items]
Fund Name	CIBC Atlas All Cap Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	AWGIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas All Cap Growth Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas All Cap Growth Fund, Institutional Class Shares	$45	0.92%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 291,179,959
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 1,246,134
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$291,179,959	31	$1,246,134	26%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	1.8%
Health Care	6.1%
Financials	6.9%
Communication Services	9.3%
Consumer Discretionary	9.3%
Industrials	29.8%
Information Technology	36.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.1%
GE Vernova	7.2%
Quanta Services	7.0%
Amazon.com	6.5%
Howmet Aerospace	5.5%
Broadcom	5.4%
General Electric	5.0%
Alphabet, Cl A	4.5%
Microchip Technology	4.4%
Amphenol, Cl A	3.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000195839
Shareholder Report [Line Items]
Fund Name	CIBC Atlas Equity Income Fund
Class Name	Institutional Class
Trading Symbol	AWYIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas Equity Income Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas Equity Income Fund, Institutional Class Shares	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 349,612,479
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,406,833
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$349,612,479	44	$1,406,833	8%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.8%
Consumer Discretionary	4.8%
Utilities	6.3%
Energy	7.7%
Real Estate	8.2%
Financials	17.5%
Health Care	17.6%
Information Technology	18.2%
Industrials	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft	5.1%
Enterprise Products Partners	4.7%
Eli Lilly	4.4%
L3Harris Technologies	4.1%
Apple	3.8%
Parker-Hannifin	3.6%
JPMorgan Chase	3.4%
NextEra Energy	3.3%
AstraZeneca PLC	3.2%
CME Group, Cl A	3.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds
C000212351
Shareholder Report [Line Items]
Fund Name	CIBC Atlas International Growth Fund
Class Name	Institutional Class
Trading Symbol	AWWIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the CIBC Atlas International Growth Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://private-wealth.us.cibc.com/cibc-atlas-funds. You can also request this information by contacting us at 1-855-328-3863.
Additional Information Phone Number	1-855-328-3863
Additional Information Website	https://private-wealth.us.cibc.com/cibc-atlas-funds
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CIBC Atlas International Growth Fund, Institutional Class Shares	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 890,241,917
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 3,534,225
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$890,241,917	47	$3,534,225	14%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	13.9%
Short-Term Investment	1.4%
Singapore	3.3%
Sweden	3.4%
Spain	3.5%
Netherlands	3.8%
France	4.3%
China	4.6%
Australia	4.7%
Taiwan	5.4%
Switzerland	5.7%
Germany	6.5%
Japan	15.3%
United Kingdom	22.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing ADR	5.4%
Shell PLC	4.3%
ASML Holding	3.8%
Banco Santander	3.5%
DBS Group Holdings	3.3%
BHP Group	3.2%
Lloyds Banking Group PLC	3.2%
Mizuho Financial Group	2.9%
Siemens	2.8%
BAE Systems PLC	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-855-328-3863
Updated Prospectus Web Address	https://private-wealth.us.cibc.com/cibc-atlas-funds